Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Payable [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Payables to suppliers of media and entertainment services	—	9,846	8,628
Client’s monies held on trust (Note 15)	18,763	—	—
Other	1,121	710	754

	19,884	10,556	9,382